Document and Entity Information	Oct. 28, 2026
Document And Entity Information [Line Items]
Entity Registrant Name	CITIZENS FINANCIAL GROUP INC/RI
Amendment Flag	false
Entity Central Index Key	0000759944
Document Type	8-K
Document Period End Date	Oct. 28, 2026
Entity Incorporation State Country Code	DE
Entity File Number	001-36636
Entity Tax Identification Number	05-0412693
Entity Address, Address Line One	One Citizens Plaza
Entity Address, City or Town	Providence
Entity Address, State or Province	RI
Entity Address, Postal Zip Code	02903
City Area Code	(203)
Local Phone Number	900-6715
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common stock, $0.01 par value per share
Trading Symbol	CFG
Security Exchange Name	NYSE
Series E Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/40th interest in a share of 5.000% Fixed-Rate Non-CumulativePerpetual Preferred Stock, Series E
Trading Symbol	CFG PrE
Security Exchange Name	NYSE
Series H Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/40th interest in a share of 7.375% Fixed-Rate Non-Cumulative Perpetual Preferred Stock, Series H
Trading Symbol	CFG PrH
Security Exchange Name	NYSE
Series I Preferred Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/40th interest in a share of 6.500% Fixed-Rate Reset Non-Cumulative Perpetual Preferred Stock, Series I
Trading Symbol	CFG PrI
Security Exchange Name	NYSE